Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
38
15-Nov-2022
Distribution Date
31-Oct-2022
1-Oct-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
10-Nov-2022
Record Date
14-Nov-2022
30
29
15-Nov-2022
17-Oct-2022
15-Nov-2022
15-Oct-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
360,800,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
511,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
50,000,000.00
0.000000
27,523,231.75
14,643,240.70
12,879,991.05
Class A-3 Notes
31.558708
464,000,000.00
0.027759
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
156,083,231.75
141,439,991.05
14,643,240.70
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
5,702,034.75
38,830,160.91
194,913,392.66
38,830,160.91
Pool Balance
201,157,044.36
185,972,186.71
1,615,006,230.09
1,553,206,436.21
61,799,793.88
6,243,651.70
180,270,151.96
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.040000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
3.592140%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.940000%
44,495.89
0.095896
14,687,736.59
31.654605
Class A-4 Notes
2.040000%
218,552.00
1.700000
218,552.00
1.700000
$14,906,288.59
Total
$263,047.89

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
15,740,515.48
Recoveries
0.00
14,876,978.68
15,740,515.48
94,026.55
74,618.69
652,886.10
42,005.46
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
167,630.87
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
263,047.89
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
14,643,240.70
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
15,740,515.48
666,596.02
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
167,630.87
167,630.87
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
263,047.89
263,047.89
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
44,495.89
0.00
44,495.89
thereof on Class A-4 Notes
218,552.00
0.00
218,552.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
263,047.89
263,047.89
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
14,643,240.70
0.00
14,643,240.70
Aggregate Principal Distributable Amount
14,643,240.70
14,643,240.70
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
33,261.13
8,744.33
8,744.33
8,744.33
42,005.46
3,883,016.09
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
4.02%
22.00
48.31
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
201,157,044.36
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
4,500,917.89
0.00
307,878.97
185,972,186.71
15,976
16,828
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
10,376,060.79
3.71%
52.01
Pool Factor
11.52%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Oct-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
185,972,186.71
15,976
100.00%
91-120 Days Delinquent
11
0.11%
195,616.17
61-90 Days Delinquent
21
0.26%
482,684.33
31-60 Days Delinquent
80
0.70%
1,308,410.59
Current
98.93%
183,985,475.62
15,864
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.365%
No
Loss Statistics
Average Net Loss / (Gain)
6,804.06
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.317%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.883%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
5,293,558.24
142,426.62
Principal Net Loss / (Gain)
Principal Recoveries
71,709.94
10,438,991.18
Principal Net Liquidation Proceeds
93,742.41
7,649,729.55
Principal Gross Losses
307,878.97
23,382,278.97
11
778
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.328%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.052%)
0.170%
0.266%